Retirement benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Retirement benefits
Staff Costs

	2017	2016	2015
	$M	$M	$M
Wages and salaries	96.1	92.2	96.3
Social security costs	11.0	10.5	11.2
Retirement benefits costs	4.8	4.8	5.9
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Redundancy costs: Continuing activities	4.5	0.7	1.5
Share based compensation charges (Note 31)	3.1	1.4	1.4
	121.3	111.7	119.3

The average monthly number of employees during the year was made up as follows:

	2017	2016	2015
	No.	No.	No.
Production and distribution	1,397	1,381	1,432
Sales and administration	204	246	218
Research and development	57	60	56
	1,658	1,687	1,706

The compensation of the members of our Board of Directors (each, a "director") was:

	2017	2016	2015
	$M	$M	$M
Remuneration (short-term benefits)	2.0	1.5	1.7
Social security costs	0.3	0.2	0.2
Post-retirement benefits	0.2	0.1	0.2
Compensation for loss of office	0.3	—	—
Total short-term and post-retirement benefits	2.8	1.8	2.1

In 2017, compensation of key management personnel for the period they served on the Executive Leadership Team, (formally, Executive Management Board), (including directors) was $4.7 million (2016: $2.2 million and 2015: $2.6 million) for short-term employee benefits, and $0.3 million (2016: $0.2 million and 2015: $0.4 million) for post-employment benefits. Social security costs were incurred of $0.5 million (2016: $0.3 million and 2015: $0.4 million).
Details of the share awards granted are included in the remuneration report in Outstanding Share Awards During 2017, on pages 77 to 78 of the Remuneration Report.
Further details of directors' remuneration are included in the remuneration report on pages 71 to 81.
During the year, one of the directors was a member of the Group's U.K. registered defined contribution and defined benefit pension arrangements, another director was a participant in the unfunded unregistered unsecured retirement benefits arrangement accrued by the Company and another director was a member of the Group's U.S. registered defined contribution plan.
Directors' interests and related party transactions
No directors had a material interest in, nor were they a party to, any contract or arrangement to which the parent company, Luxfer Holdings PLC (the "Company") or any of its subsidiaries is or was party to either during the year or at the end of the year, with the following exceptions: in the case of the executive directors their individual service contract and the Luxfer Holdings PLC Long-Term Umbrella Incentive Plan; in the case of the non-executive directors their engagement letters or the contract for services under which their services as a director of the Company are provided; in the case of the executive directors and the chairman, the Luxfer Holdings PLC Non-Executive Directors Equity Incentive Plan. Information regarding the share options exercised during the year is included within the Remuneration Report. See Note 32 for related party transactions.
Retirement benefits
The Group has defined benefit pension plans in the U.K., the U.S. and France. The levels of funding are determined by periodic actuarial valuations. The assets of the plans are generally held in separate trustee-administered funds. The Group also operates defined contribution plans in the U.K., the U.S., Australia and Canada.
Remeasurements are recognized in full in the period in which they occur. The liability recognized in the balance sheet represents the present value of the defined benefit obligation, as reduced by the fair value of plan assets. The cost of providing benefits is determined using the Projected Unit Credit Method.
The principal defined benefit pension plans in the Group is the U.K. Luxfer Group Pension Plan ("the Plan"), which closed to new members in 1998, new employees then being eligible for a defined contribution plan. With effect from April 2004, the Plan changed from a final salary to a career average revalued earnings benefit scale. In August 2005, a plan specific earnings cap of £60,000 per annum subject to inflation increases was introduced, the figure had risen to £76,000 in 2015. In October 2007, the rate of the future accrual for pension was reduced and a longevity adjustment was introduced to mitigate against the risk of further unexpected increases in life expectancies. In 2015, following a consultation with the Trustees and members, it was agreed the Plan would close to future accrual of benefits effective from April 5, 2016 and for the purpose of increasing pensions in payment, to use the Consumer Prices Index ("CPI") as the reference index in place of the Retail Prices Index ("RPI") where applicable. The remaining active members, numbering approximately 160, were transferred into a defined contribution plan. The weighted average duration of the expected benefit payments from the Plan is around 18 years. The pension cost of the Plan is assessed in accordance with the advice of an independent firm of professionally qualified actuaries, Lane Clark & Peacock LLP. The Plan is registered with HMRC for tax purposes, operates separately from the Group and is managed by an independent set of Trustees. The Plan operates under U.K. trust law and the trust is a separate legal entity from the Group. The Plan is governed by an independent board of Trustees, composed of two member nominated Trustees and four company appointed Trustees.
The Trustees are required by law to act in the best interests of plan members and are responsible for setting certain policies (e.g. investment funding) together with the Company. A schedule of payments provides for deficit funding, which is based upon minimum annual contributions of £3.8 million per year, together with additional variable contributions based on 15% of net earnings of Luxfer Holdings PLC between £12.0 million and £24.0 million, and 10% of net earnings of Luxfer Holdings PLC in excess of £24.0 million.
The Group's other arrangements are less significant than the Luxfer Group Pension Plan, the largest being the BA Holdings, Inc. Pension Plan in the U.S. In December 2005, this plan was closed to further benefit accrual with members being offered contributions to that company's 401(k) plan. At January 1, 2016, the U.S. pension plans (BA Holdings, Inc. Pension Plan and Luxfer Hourly Pension Plan) merged into one plan.
The total charge to the Group's consolidated income statement for 2017 for retirement benefits was a cost of $6.6 million (2016: cost of $6.4 million, 2015: credit of $9.3 million).
The movement in the pension liabilities is shown below:

	2017	2016
	$M	$M
Balance at January 1	66.5	58.9
(Credited) / charged to the consolidated income statement:
Past service credit	—	—
Curtailment credit	—	(0.6)
Current service cost	0.1	0.4
Net interest on net liability	1.8	2.0
Administrative costs	0.7	0.9
Total charge for defined contribution plans	4.0	3.7
Cash contributions	(12.9)	(10.9)
(Credited) / charged to the consolidated statement of comprehensive income	(9.5)	21.7
Exchange difference	4.6	(9.6)
Balance at December 31	55.3	66.5

The financial assumptions used in the calculations were:

	Projected Unit Credit Valuation
	U.K.			Non-U.K.
	2017	2016	2015	2017	2016	2015
	%	%	%	%	%	%
Discount rate	2.40	2.60	3.70	3.60	4.20	4.50
Retail Price Inflation	3.10	3.20	3.00	—	—	—
Inflation related assumptions:
Salary inflation	n/a	n/a	4.00	—	—	—
Consumer Price Inflation	2.10	2.20	2.00	—	—	—
Pension increases—pre 6 April 1997	1.90	2.00	1.80	—	—	—
—1997 - 2005	2.10	2.20	2.10	—	—	—
—post 5 April 2005	1.70	1.80	1.70	—	—	—

	2017	2016
Other principal actuarial assumptions:	Years	Years
Life expectancy of male / female in the U.K. aged 65 at accounting date	21.6 / 24.6	21.5 / 24.5
Life expectancy of male / female in the U.K. aged 65 at 20 years after accounting date	23.3 / 26.5	23.2 / 26.4

Investment strategies
For the principal defined benefit plan in the Group and the U.K., the Luxfer Group Pension Plan, the assets are invested in a diversified range of asset classes and include matching assets (comprising fixed interest and index linked bonds and swaps) and growth assets (comprising all other assets). The Trustees have formulated a de-risking strategy to help control the short term risks of volatility associated with holding growth assets. The Trustees also monitor the cost of a buy-in to secure pensioner liabilities with an insurance company to ensure they and the Company are able to act if such an opportunity arises. Other options to progressively reduce the scale of the liabilities are discussed between the Trustees and the Company.
Risk exposures
The Group is at risk of adverse experience relating to the defined benefit plans.
The plans hold a high proportion of assets in equity and other growth investments, with the intention of growing the value of assets relative to liabilities. The Group is at risk if the value of liabilities grows at a faster rate than the plans assets, or if there is a significant fall in the value of these assets not matched by a fall in the value of liabilities. If these events occurred, this would be expected to lead to an increase in the Group's future cash contributions.
Special events
In 2016 annuities were purchased settling $10.0 million of liabilities of the U.S. plan with an associated settlement charge of $0.1 million. Lump sums were also paid of $4.2 million with an associated settlement credit of $0.7 million. The gross amounts settled were $14.8 million and $14.2 million during this exercise.
In 2015, following a consultation with the Trustees and members, it was agreed that the Luxfer Group Pension Plan in the U.K. would close to future accrual of benefits effective from April 5, 2016 and for the purpose of increasing pensions in payment, to use CPI as the reference index in place of RPI where applicable. As a result, in 2015 the Group has recognized a curtailment credit of $3.3 million in respect of the closure of the Plan to future accrual and a past service credit of $14.9 million in respect of the change in expected future pension increases in payment.
The amounts recognized in the consolidated income statement in respect of the pension plans were as follows:

	2017	2017	2017	2016	2016	2016	2015	2015	2015
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M	$M	$M	$M
In respect of defined benefit plans:
Current service cost	—	0.1	0.1	0.3	0.1	0.4	1.4	0.1	1.5
Net interest on net liability	1.4	0.4	1.8	1.5	0.5	2.0	2.5	0.5	3.0
Administrative expenses	0.2	0.5	0.7	0.4	0.5	0.9	1.0	0.3	1.3
Past service credit	—	—	—	—	—	—	(14.9)	—	(14.9)
Curtailment credit	—	—	—	—	(0.6)	(0.6)	(3.3)	—	(3.3)
Total charge / (credit) for defined benefit plans	1.6	1.0	2.6	2.2	0.5	2.7	(13.3)	0.9	(12.4)
In respect of defined contribution plans:
Total charge for defined contribution plans	1.9	2.1	4.0	1.6	2.1	3.7	1.3	1.8	3.1
Total charge / (credit) for pension plans	3.5	3.1	6.6	3.8	2.6	6.4	(12.0)	2.7	(9.3)

Of the total charge for the year (2016: charge for the year and 2015: credit for the year), charges of $4.1 million and $0.7 million (2016: $4.1 million and $0.9 million and 2015: $4.6 million and $1.3 million); have been included in cost of sales and administrative costs, respectively; a charge of nil (2016: credit of $0.6 million and 2015: credit of $18.0 million) has been recognized as changes to defined benefit pension plans in the consolidated income statement and a charge of $1.8 million (2016: $2.0 million and 2015: $3.0 million) has been included in finance costs.
For the year, the amount of gain recognized in the Consolidated Statement of Comprehensive Income is $9.5 million (2016: loss of $21.7 million and 2015: gain of $4.4 million).
The actual return of the plans assets was a gain of $33.2 million (2016: gain of $56.4 million and 2015: loss of $0.6 million).
The value of the plans assets were:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
Assets in active markets:
Equities and growth funds	203.4	22.9	226.3	171.6	20.6	192.2
Government bonds	49.9	—	49.9	44.3	—	44.3
Corporate bonds	72.7	18.3	91.0	64.5	16.0	80.5
Cash	0.3	—	0.3	(0.1)	—	(0.1)
Total market value of assets	326.3	41.2	367.5	280.3	36.6	316.9
Present value of plan liabilities	(369.7)	(53.1)	(422.8)	(334.8)	(48.6)	(383.4)
Deficit in the plans	(43.4)	(11.9)	(55.3)	(54.5)	(12.0)	(66.5)
Related deferred income tax assets	7.8	3.1	10.9	10.2	4.4	14.6
Net pension liabilities	(35.6)	(8.8)	(44.4)	(44.3)	(7.6)	(51.9)

The plans do not invest directly in property occupied by the Group or in financial securities issued by the Group.
Analysis of movement in the present value of the defined benefit obligations:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
At January 1	334.8	48.6	383.4	334.4	61.0	395.4
Service cost	—	0.1	0.1	0.3	0.1	0.4
Interest on obligation	8.9	1.9	10.8	10.9	2.6	13.5
Contributions from plan members	—	—	—	0.1	—	0.1
Actuarial gains on financial assumptions	6.9	3.8	10.7	67.5	2.6	70.1
Actuarial gains on plan experience	3.5	0.5	4.0	(3.3)	(0.2)	(3.5)
Exchange difference	31.7	0.3	32.0	(59.3)	(0.1)	(59.4)
Benefits paid	(16.1)	(2.1)	(18.2)	(15.8)	(2.6)	(18.4)
Curtailment credit	—	—	—	—	(14.8)	(14.8)
At December 31	369.7	53.1	422.8	334.8	48.6	383.4

The defined benefit obligation comprises $2.1 million (2016: $2.6 million) arising from unfunded plans and $420.7 million (2016: $380.8 million) from plans that are funded.
The sensitivities regarding the principal assumptions used to measure the present value of the defined benefit obligations are set out below:

Assumption	Change in assumption	Impact on total defined benefit obligations
Discount rate	Increase/decrease by 1.0%	Decrease/increase by 18%
CPI inflation (and related increases)	Increase/decrease by 1.0%	Increase/decrease by 10%
Post retirement mortality	Increase by 1 year	Increase by 4%

The sensitivities have been calculated to show the movement in the total defined benefit obligation in isolation, assuming no other changes in market conditions at the accounting date. In practice, for example, a change in discount rate is likely to be associated with a movement in the value of the invested assets held by the plans.

Analysis of movement in the present value of the fair value of plan assets:

	2017	2017	2017	2016	2016	2016
	U.K.	Non-U.K.	Total	U.K.	Non-U.K.	Total
	$M	$M	$M	$M	$M	$M
At January 1	280.3	36.6	316.9	287.1	49.4	336.5
Interest on plan assets	7.5	1.5	9.0	9.4	2.1	11.5
Actuarial gains	20.4	3.8	24.2	43.7	1.2	44.9
Exchange difference	27.4	—	27.4	(49.8)	—	(49.8)
Contributions from employer	7.0	1.9	8.9	6.0	1.2	7.2
Contributions from plan members	—	—	—	0.1	—	0.1
Administrative expenses	(0.2)	(0.5)	(0.7)	(0.4)	(0.5)	(0.9)
Benefits paid	(16.1)	(2.1)	(18.2)	(15.8)	(2.6)	(18.4)
Settlement credit	—	—	—	—	(14.2)	(14.2)
At December 31	326.3	41.2	367.5	280.3	36.6	316.9

The estimated amount of employer contributions expected to be paid to the defined benefit pension plans for the year ending December 31, 2018 is $8.7 million (2017: $8.9 million actual employer contributions).